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                                          UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION

                                        Washington DC 20549

                                             FORM 13F



                                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2011

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,        and Date of Signing:
Kenneth E. Leopold     New York, New York     05/11/2011
Signature                 City,  State          Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            56

Form 13F Information Table Value Total:    $3,004,113

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.


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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKZO NOBEL NV SPONSORED ADR    ADR              010199305    11135  161845   SH       SOLE                158010
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    43659  572805   SH       SOLE                567181
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105     7557  196737   SH       SOLE                191387
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4      18481  385900   SH       SOLE                372091
HEINEKEN NV ADR                ADR              2419176      18638  681291   SH       SOLE                677921
NOVARTIS AG ADR                ADR              66987V109    19424  357391   SH       SOLE                345016
SK TELECOM - ADR               ADR              78440P108   136642 7264337   SH       SOLE               7079707
UNILEVER ( ul )                ADR              904767704     9222  301180   SH       SOLE                297175
UNILEVER (UN)                  ADR              904784709    42333 1349917   SH       SOLE               1340110
HONDA MOTOR CO LTD             COM              6435145     133150 3531355   SH       SOLE               3498355
3M CO                          COM              88579Y101    84132  899810   SH       SOLE                893892
ACMAT CORP CLASS A             COM              004616207     1349   51890   SH       SOLE                 51890
AMERICAN EXPRESS COMPANY       COM              025816109    17478  386685   SH       SOLE                381287
AMERICAN NATIONAL INSURANCE CO COM              028591105    34111  430861   SH       SOLE                418811
ARTHUR J GALLAGHER             COM              363576109     7300  240049   SH       SOLE                199659
AT&T INC                       COM              00206R102    12100  395291   SH       SOLE                343841
AUTOMATIC DATA PROCESSING      COM              053015103    14190  276554   SH       SOLE                236709
AVATAR HOLDINGS INC            COM              053494100     5593  282620   SH       SOLE                281925
BANK OF NEW YORK MELLON CORP   COM              064058100    43094 1442702   SH       SOLE               1417166
BAXTER INTERNATIONAL INC       COM              071813109   161602 3005438   SH       SOLE               2975123
BERKSHIRE HATHAWAY INC DEL-A   COM              084670108   152741    1219   SH       SOLE                  1216
BERKSHIRE HATHAWAY INC-DEL-B   COM              084670702    12625  150962   SH       SOLE                145927
BROADRIDGE FINANCIAL SOLUTIONS COM              11133T103    15592  687195   SH       SOLE                664385
BROWN AND BROWN INC.           COM              115236101    64185 2487793   SH       SOLE               2459426
CINTAS CORP.                   COM              172908105    18020  595146   SH       SOLE                580071
CISCO SYSTEMS INC              COM              17275R102    63416 3697747   SH       SOLE               3638957
COCA COLA COMPANY              COM              191216100     9458  142569   SH       SOLE                142569
COMCAST CORP SPECIAL CLASS A   COM              20030N200    43216 1861167   SH       SOLE               1838304
CONOCOPHILLIPS                 COM              20825c104   199846 2502454   SH       SOLE               2461034
DEVON ENERGY                   COM              25179M103   111134 1211006   SH       SOLE               1198967
EMERSON ELECTRIC COMPANY       COM              291011104    97855 1674740   SH       SOLE               1661691
EXXON MOBIL CORPORATION        COM              30231G102      258    3070   SH       SOLE                  3070
FEDERATED INVESTORS INC (PA.)  COM              314211103    49002 1831847   SH       SOLE               1740899
G & K SERVICES INC             COM              361268105     1931   58072   SH       SOLE                 49313
GENUINE PARTS CO               COM              372460105    16729  311869   SH       SOLE                288129
HENRY SCHEIN INC               COM              806407102    28604  407634   SH       SOLE                399842
KRAFT FOODS INC-A              COM              50075n104      298    9498   SH       SOLE                  9498
LEUCADIA NATIONAL CORP         COM              527288104    20667  550546   SH       SOLE                547472
LOCKHEED MARTIN CORP COM       COM              539830109     5158   64155   SH       SOLE                 50970
MASTERCARD INC.                COM              57636Q104    26845  106645   SH       SOLE                105225
MCDONALDS CORP                 COM              580135101     6894   90606   SH       SOLE                 90606
NATIONAL WESTERN LIFE INS CO   COM              638522102    20516  126446   SH       SOLE                124716
NORFOLK SOUTHERN CORP          COM              655844108    46736  674699   SH       SOLE                668159
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      720   39840   SH       SOLE                 39840
SYSCO CORP                     COM              871829107    12092  436543   SH       SOLE                395028
TORCHMARK CORP                 COM              891027104    47869  720058   SH       SOLE                716280
TRANSATLANTIC HLDGS            COM              893521104    75504 1551349   SH       SOLE               1537010
TRUMANSBURG HOME TEL CO        COM              897991105      151   15100   SH       SOLE                 15100
UNIFIRST CORP                  COM              904708104    39754  749936   SH       SOLE                732339
UNION PACIFIC                  COM              907818108    99205 1008897   SH       SOLE                998886
US BANCORP                     COM              902973304    22484  850700   SH       SOLE                850700
WAL-MART STORES INC            COM              931142103    81659 1568863   SH       SOLE               1550810
WELLS FARGO & COMPANY          COM              949746101    51791 1633279   SH       SOLE               1604689
COCA COLA FEMSA                COM              191241108   145912 1895208   SH       SOLE               1890069
JOHNSON & JOHNSON              COM              478160104   169659 2863448   SH       SOLE               2778354
PHILIP MORRIS INTERNATIONAL    COM              718172109   424394 6466470   SH       SOLE               6406536
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